Valuation Accounts (Detail) - Accounts receivable, allowance for doubtful accounts - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Year	[1]	$ 5,729	$ 7,632		$ 40,415
Additions Charged to Expense		2,096	3,574	[1]	1,201	[1]
Deductions Credited and Write-Offs		(1,526)	(5,477)	[1]	(33,984)	[1]
Balance at End of Year		$ 6,299	$ 5,729	[1]	$ 7,632	[1]

[1]	Amounts as of December 31, 2018 and 2017 have been reclassified to report the gross amounts of accounts receivable arising from the managed fleet instead of the net presentation (see Note 2 “Immaterial Reclassification of Prior Period Presentation”).